JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 94.9%(a)
New York — 94.9%
Education — 8.0%
Erie County Industrial Development Agency, School District Project
Rev., 5.00%, 5/1/2023	1,710	1,930
Series A, Rev., 5.00%, 5/1/2023	2,000	2,172
New York State Dormitory Authority
Series A, Rev., NATL-RE-IBC, 5.00%, 7/1/2020	205	206
Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,464
Series 2019A, Rev., 5.00%, 3/15/2036	1,825	2,290
New York State Dormitory Authority, Court Facilities Series A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	6,336
New York State Dormitory Authority, Hospitals Center Rev., 5.00%, 7/1/2026	3,360	3,787
New York State Dormitory Authority, New York University
Series 1, Rev., AMBAC, 5.50%, 7/1/2021	1,730	1,830
Series 1, Rev., AMBAC, 5.50%, 7/1/2022	1,000	1,105
Series 1, Rev., AMBAC, 5.50%, 7/1/2023	2,900	3,345
Series 1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,882
Series 1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,829
New York State Dormitory Authority, Rochester Institute of Technology Series 2019A, Rev., 5.00%, 7/1/2036	900	1,117
New York State Dormitory Authority, School District Financing Program Rev., AGC, 5.00%, 10/1/2024	50	50
New York State Dormitory Authority, School Districts, Building Finance Program Series F, Rev., NATL-RE, 6.50%, 10/1/2020	90	92
New York State Dormitory Authority, Second General Resolution, City University System Series A, Rev., NATL-RE-IBC, 6.00%, 7/1/2020	1,110	1,115
New York State Dormitory Authority, State University Educational Facilities Series A, Rev., NATL-RE-IBC, 5.25%, 5/15/2021	540	565

		33,115

General Obligation — 17.0%
Chautauqua Lake Central School District GO, 5.00%, 6/15/2021	725	760
City of Buffalo Series 2016B, GO, 5.00%, 11/15/2022	1,000	1,114
City of New York
Series 2014E, GO, 5.00%, 8/1/2024	1,250	1,409
Series C, GO, 5.00%, 8/1/2024	1,000	1,177
Series 2019E, GO, 5.00%, 8/1/2027	1,750	2,207
Subseries E-1, GO, 5.25%, 3/1/2035	1,300	1,613
City of New York, Fiscal Year 2012 Series A-1, GO, 5.00%, 8/1/2028	7,600	7,981
City of New York, Fiscal Year 2014 Subseries D-1, GO, 5.00%, 8/1/2028	2,000	2,244
City of New York, Fiscal Year 2018 Series F, Subseries 2018F-1, GO, 5.00%, 4/1/2034	2,500	3,075
City of Syracuse, Public Improvement Series A, GO, 4.00%, 5/15/2024	1,000	1,138
City of White Plains, Public Improvement
GO, 4.00%, 9/15/2028	705	851
GO, 4.00%, 9/15/2029	1,100	1,320
County of Monroe
GO, 5.00%, 6/1/2022	1,080	1,175
GO, 5.00%, 6/1/2025	1,330	1,616
County of Nassau, General Improvement
Series C, GO, 5.00%, 10/1/2022	2,205	2,411
Series B, GO, 5.00%, 10/1/2024	1,580	1,836
Series 2016B, GO, 5.00%, 10/1/2025	1,000	1,189
Series 2019B, GO, 5.00%, 4/1/2026	1,270	1,526
Series A, GO, 5.00%, 1/1/2027	2,500	2,961
County of Onondaga GO, 4.00%, 4/15/2029	2,760	3,194
County of Suffolk, Town of Brookhaven GO, 5.00%, 5/1/2027	2,000	2,456

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Westchester
Series 2018A, GO, 5.00%, 12/1/2022	1,350	1,511
Series 2019D, GO, 5.00%, 12/15/2023	2,930	3,416
Series 2019D, GO, 4.00%, 12/15/2030	1,635	2,000
Haverstraw-Stony Point Central School District GO, 3.00%, 10/15/2026	1,105	1,225
Kings Park Central School District GO, 2.00%, 9/1/2021	1,000	1,022
Lindenhurst Union Free School District Series A, GO, 2.13%, 6/15/2021	1,170	1,193
Middle Country Central School District at Centereach GO, 2.00%, 8/15/2022	1,000	1,038
Monroe County, Greece Central School District
Series B, GO, 4.50%, 12/15/2021	880	937
Series B, GO, 5.00%, 12/15/2022	765	856
Series 2012B, GO, 5.00%, 12/15/2023	500	558
Nassau County, General Improvement Series A, GO, 5.00%, 1/1/2025	1,000	1,167
Nassau County, Mineola Village GO, 5.00%, 8/15/2023	1,350	1,363
Orchard Park Central School District GO, 4.00%, 4/1/2029	1,685	1,979
State of New York Series 2018A, GO, 5.00%, 2/15/2025	1,515	1,840
Syosset Central School District GO, 2.00%, 12/15/2027	1,380	1,471
Town of Brookhaven, Public Improvement GO, 4.00%, 7/15/2028	2,675	3,271
Town of East Hampton GO, 5.00%, 8/15/2023	290	335
Village of Mamaroneck GO, 3.00%, 8/15/2030	1,540	1,700

		70,135

Hospital — 0.3%
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Rev., NATL-RE, 5.50%, 7/1/2023	1,000	1,101

Housing — 0.2%
New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	815	860

Industrial Development Revenue/Pollution Control Revenue — 0.9%
New York City Industrial Development Agency
Rev., 5.00%, 5/1/2023	1,310	1,473
Rev., 5.00%, 5/1/2027	1,150	1,442
Syracuse Industrial Development Agency Series 2019A, Rev., 5.00%, 5/1/2025	500	601

		3,516

Other Revenue — 25.4%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2029	3,500	4,319
Rev., 5.00%, 2/15/2030	1,600	1,963
Series A, Rev., 5.00%, 2/15/2034	1,115	1,335
Series A, Rev., 5.00%, 2/15/2035	4,000	4,770
Series A, Rev., 5.00%, 2/15/2036	3,500	4,156
Hudson Yards Infrastructure Corp., Tax-Exempt, Fiscal Year 2017 Series 2017A, Rev., 5.00%, 2/15/2032	2,320	2,808
Nassau County Interim Finance Authority, Sales Tax Secured Series A, Rev., 5.00%, 11/15/2020	65	65
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015 Series S-1, Rev., 5.00%, 7/15/2028	3,000	3,525
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Subseries S-4, Rev., 5.25%, 7/15/2035	4,000	5,033
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2026	1,900	2,362
Series S-2A, Rev., 5.00%, 7/15/2034	2,000	2,492
Series S-3A, Rev., 5.00%, 7/15/2034	4,000	4,983
New York City Transitional Finance Authority, Future Tax Secured Series 2010D, Rev., 5.00%, 11/1/2025	2,570	2,579

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series E, Subseries E-1, Rev., 5.00%, 2/1/2034	2,260	2,730
Series A, Subseries A-1, Rev., 5.00%, 8/1/2034	1,500	1,873
Series A, Subseries A-1, Rev., 5.00%, 8/1/2035	1,000	1,243
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	2,000	2,443
New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate Subseries I-2, Rev., 5.00%, 11/1/2026	1,400	1,405
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal Series B, Rev., 5.00%, 2/1/2027	2,500	2,570
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate
Series D, Subseries D-1, Rev., 5.00%, 11/1/2026	1,000	1,060
Series D, Subseries D-1, Rev., 5.00%, 11/1/2027	1,000	1,059
New York City Trust for Cultural Resources, Carnegie Hall Rev., 5.00%, 12/1/2031	275	333
New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured
Series B, Rev., Zero Coupon, 11/15/2031	2,090	1,457
Series B, Rev., Zero Coupon, 11/15/2033	2,000	1,269
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2030	2,000	2,208
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2029	2,500	2,875
Series A, Rev., 5.00%, 3/15/2031	5,100	6,000
Series 2014A, Rev., 5.00%, 3/15/2032	2,000	2,288
Series B, Rev., 5.00%, 3/15/2032	2,500	2,990
Series 2018E, Rev., 5.00%, 3/15/2033	2,000	2,524
Series B, Rev., 5.00%, 3/15/2033	2,500	2,975
Series A, Rev., 5.00%, 3/15/2034	2,000	2,425
New York State Environmental Facilities Corp., Master Financing Program Series C, Rev., 5.00%, 10/15/2027	2,550	2,559
New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2036	4,500	5,689
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2029	5,000	5,895
Series A, Rev., 5.00%, 10/15/2030	2,500	2,941
United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	1,095	1,206
Westchester Tobacco Asset Securitization Corp.
Series B, Rev., 5.00%, 6/1/2033	1,775	1,906
Series B, Rev., 5.00%, 6/1/2034	2,000	2,139

		104,452

Prerefunded — 0.1%
New York City Water and Sewer System Series 2010FF, Rev., 5.00%, 6/15/2025(b)	605	606

Special Tax — 7.3%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series E, Rev., 5.00%, 2/15/2029	1,715	1,836
Series A, Rev., 5.00%, 3/15/2033	1,500	1,908
Series A, Rev., 5.00%, 3/15/2035	1,500	1,898
New York State Thruway Authority, State Personal Income Tax, Transportation
Series A, Rev., 5.00%, 3/15/2023	2,400	2,697
Series 2010A, Rev., 5.00%, 3/15/2028	2,000	2,027

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series A, Rev., 5.00%, 3/15/2027	1,500	1,726
Series A, Rev., 5.00%, 3/15/2031	3,000	3,425
Series A, Rev., 5.00%, 3/15/2032	2,500	2,973
Series 2019A, Rev., 5.00%, 3/15/2033	2,575	3,240
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023	2,000	2,275
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2025	5,000	6,128

		30,133

Transportation — 19.1%
Metropolitan Transportation Authority, Dedicated Tax Fund
Series A, Rev., Zero Coupon, 11/15/2030	4,000	2,809
Series 2017B-2, Rev., 5.25%, 11/15/2033	1,000	1,180
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,179
Metropolitan Transportation Authority, Transportation
Series 2015C, Subseries C-1, Rev., 5.25%, 11/15/2030	1,500	1,608
Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,669
Series B, Rev., 5.00%, 11/15/2031	2,000	2,115
Subseries D-1, Rev., 5.00%, 11/15/2031	2,000	2,125
Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,129
Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,000
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2028	1,000	1,160
Series K, Rev., 5.00%, 1/1/2030	2,500	2,883
Series L, Rev., 5.00%, 1/1/2032	2,250	2,765
Rev., 5.00%, 1/1/2033	2,225	2,835
Series 2016A, Rev., 5.00%, 1/1/2035	1,000	1,150
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2025	2,075	2,101
Rev., AMT, 5.00%, 1/1/2026	2,000	2,025
Rev., AMT, 5.00%, 1/1/2027	2,000	2,025
Port Authority of New York and New Jersey, Consolidated, 172nd Series Series 172, Rev., 5.00%, 10/1/2022	1,500	1,596
Port Authority of New York and New Jersey, Consolidated, 184th Series Series 184, Rev., 5.00%, 9/1/2030	2,020	2,312
Port Authority of New York and New Jersey, Consolidated, 185th Series
Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,126
Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,243
Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,955
Port Authority of New York and New Jersey, Consolidated, 186th Series Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,262
Port Authority of New York and New Jersey, Consolidated, 202nd Series Series 202, Rev., AMT, 5.00%, 10/15/2020	1,000	1,015
Port Authority of New York and New Jersey, Consolidated, 205th Series Series 205, Rev., 5.00%, 11/15/2032	1,000	1,212
Port Authority of New York and New Jersey, Consolidated, 207th Series
Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,799
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,579
Port Authority of New York and New Jersey, Consolidated, 214th Series Series 2014, Rev., AMT, 5.00%, 9/1/2036	2,950	3,556
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017B, Rev., 5.00%, 11/15/2029	2,500	3,109
Series B, Rev., 5.00%, 11/15/2029	1,600	2,112
Series B, Rev., 5.00%, 11/15/2030	5,355	6,957
Series 2016A, Rev., 5.00%, 11/15/2031	1,000	1,199
Series B, Rev., 5.00%, 11/15/2031	1,100	1,350
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,129
Series B, Rev., 5.00%, 11/15/2033	1,500	1,817
Series C, Rev., 5.00%, 11/15/2035	1,375	1,705

		78,791

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 9.1%
Long Island Power Authority, Electric System
Series A, Rev., AGM, Zero Coupon, 6/1/2021	5,000	4,972
Series 2012B, Rev., 5.00%, 9/1/2024	2,735	2,981
Series 2019A, Rev., 5.00%, 9/1/2027	3,500	4,403
Rev., 5.00%, 9/1/2034	1,500	1,859
Rev., 5.00%, 9/1/2035	2,000	2,469
Rev., 5.00%, 9/1/2036	1,225	1,506
Monroe County Industrial Development Agency, Rochester Schools Modernization Project Rev., 5.00%, 5/1/2021	2,895	3,015
Utility Debt Securitization Authority
Series TE, Rev., 5.00%, 12/15/2030	1,000	1,147
Rev., 5.00%, 12/15/2032	2,500	3,033
Series A, Rev., 5.00%, 12/15/2033	3,000	3,671
Series A, Rev., 5.00%, 12/15/2034	4,595	5,609
Series B, Rev., 5.00%, 12/15/2034	2,450	2,990

		37,655

Water & Sewer — 7.5%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011HH, Rev., 5.00%, 6/15/2026	6,600	6,908
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series EE, Rev., 5.00%, 6/15/2028	4,000	4,346
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,327
Series DD, Rev., 5.00%, 6/15/2029	2,000	2,322
New York City Water and Sewer System Series 2010FF, Rev., 5.00%, 6/15/2025	395	396
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution
Series 2005B, Rev., 5.50%, 10/15/2025(b)	4,175	5,136
Series A, Rev., 5.00%, 6/15/2027	1,500	1,761
Series A, Rev., 5.00%, 6/15/2031	2,150	2,649
Series A, Rev., 5.00%, 6/15/2032	2,000	2,454
Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,384

		30,683

Total New York		391,047

TOTAL MUNICIPAL BONDS (Cost $372,422)		391,047

	Shares (000)
SHORT-TERM INVESTMENTS — 4.1%
INVESTMENT COMPANIES — 4.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16%(c)(d)(Cost $16,743)	16,733	16,747

Total Investments — 99.0% (Cost $389,165)		407,794
Other Assets Less Liabilities — 1.0%		3,954

Net Assets — 100.0%		411,748

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
IBC	Insured Bond Certificates
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of May 31, 2020.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$391,047	$—	$391,047
Short-Term Investments
Investment Companies	16,747	—	—	16,747

Total Investments in Securities	$16,747	$391,047	$—	$407,794

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16%(a)(b)	$20,837	$41,631	$45,716	$(9)	$4	$16,747	16,733	$34	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.